Schedule of Major Filing Jurisdictions and Open Period Subject to Examinations (Detail)	12 Months Ended
Dec. 31, 2023
Federal
Income Tax Examination [Line Items]
Open Tax Year	2020
New York City
Income Tax Examination [Line Items]
Open Tax Year	2009
New York State
Income Tax Examination [Line Items]
Open Tax Year	2016
United Kingdom
Income Tax Examination [Line Items]
Open Tax Year	2011